Called up share capital and other equity instruments - Aggregate options outstanding under these plans (Details)	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares) | shares	115,650,723	123,196,850	130,953,000
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share)	£ 2.6270	£ 2.6270
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share)	£ 5.9640	£ 5.9640